Inventory (Details) (TRANSITCENTER, INC., USD $)	Dec. 31, 2011	Dec. 31, 2010
TRANSITCENTER, INC.
Reconciliation of Inventories
Raw materials	$ 210,171	$ 230,632
Finished goods	6,304,158	6,251,500
Inventory, Net	$ 6,514,329	$ 6,482,132